Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 497,955,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,767.59
Total Offset Amount	0.00
Net Fee	68,767.59
Narrative - Max Aggregate Offering Price	$ 497,955,000.00
Final Prospectus	true